Offerings - Offering: 1	Dec. 03, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	Benchmark 2025-V19 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-V19
Amount Registered | shares	512,967,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 512,967,000
Amount of Registration Fee	$ 70,840.74
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee.